SHAREHOLDERS' EQUITY (DEFICIT) (Schedule of Warrants and Warrants Units Outstanding) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Exercise price		$ 8.80	$ 100
August 2019 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance date		Aug. 22, 2019
Number of warrants		205,268
Exercise price	[1]	$ 6.72
Exercisable through		Aug. 22, 2024
December 2019 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance date		Dec. 09, 2019
Number of warrants		92,321
Exercise price	[1]	$ 6.72
Exercisable through		Dec. 08, 2024
Warrants to bridge financing placement agent [Member]
Class of Warrant or Right [Line Items]
Issuance date		Dec. 09, 2019
Number of warrants		55,785
Exercise price	[1]	$ 6.72
Exercisable through		Dec. 08, 2024
Warrants to underwriter [Member]
Class of Warrant or Right [Line Items]
Issuance date		Sep. 03, 2020
Number of warrants		125,000
Exercise price		$ 10.00
Exercisable through		Sep. 01, 2025
Warrants to underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance date		Oct. 05, 2020
Number of warrants		375,000
Exercise price		$ 8.80
Exercisable through		Oct. 05, 2025
IPO warrants [Member]
Class of Warrant or Right [Line Items]
Issuance date		Sep. 03, 2020
Number of warrants		2,812,170
Exercise price		$ 8.80
Exercisable through		Sep. 03, 2025

[1]	Each warrant is exercisable into one IPO unit consisting of one share and one IPO warrant (refer to note 6b and note 6c).